Pay vs Performance Disclosure	12 Months Ended
Mar. 31, 2023 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
The following table sets forth the compensation for our Principal Executive Officer (the “PEO”) and the average compensation for our other NEOs, both as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” to such individuals, as defined under SEC rules, for fiscal year 2023. The table also provides information on our cumulative TSR, the cumulative TSR of our Peer Group, Net Income and Revenue.
Year (a)	Summary Compensation Table Total for PEO(1) ($) (b)	Compensation Actually Paid to PEO(2) ($) (c)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($) (d)	Average Compensation Actually Paid to Non-PEO NEOs(2) ($) (e)	Value of Initial Fixed $100 Investment Based On:		Net Income(4) ($) (h)	Revenue(5)(6) ($) (i)
					Total Shareholder Return(3) ($) (f)	Peer Group Total Shareholder Return(3) ($) (g)
FY2023	9,178,856	12,042,936	4,592,852	5,630,395	119.04	101.72	121,333,000	1,902,137,000

(1)
Compensation for our PEOs reflects the amounts reported in the “Summary Compensation Table” for the respective years. Our PEO in fiscal year 2023 was Daniel Shugar. Average compensation for non-PEOs in fiscal year 2023 includes the following NEOs: David Bennett, Howard Wenger, Bruce Ledesma and Nicholas (Marco) Miller.

(2)
Compensation actually paid for the PEO and average compensation actually paid for our non-PEO NEOs in fiscal year 2023 reflects the respective amounts set forth in columns (b) and (d), adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. The amounts reflected in the table below for the year-over-year change in fair value of equity awards relate solely to Flex equity awards granted to our NEOs in years prior to our IPO in fiscal year 2023. For information regarding the decisions made by our C&P Committee in regards to the PEO’s and our other NEOs’ compensation for fiscal year 2023 following our IPO, see the “Compensation Discussion & Analysis” beginning on page 31.

	PEO FY23	Non-PEOs FY23
Summary Compensation Table Total	9,178,856	4,592,852
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	(8,285,829)	(3,857,924)
Plus Fair Value for Awards Granted in the Covered Year	10,394,829	4,837,374
Change in Fair Value of Outstanding Unvested Flex Awards from Prior Years	$844,098	$311,080
Change in Fair Value of Flex Awards from Prior Years that Vested in the Covered Year	$(89,018)	$(252,987)
Less Fair Value of Awards Forfeited during the Covered Year	0	0
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	0	0
Compensation Actually Paid	12,042,936	5,630,395
Fair values set forth in the table above are computed in accordance with FASB ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date or fair values of awards that were forfeited in the covered year, which are valued as of the last day of the year immediately preceding the covered year.
(3)
TSR is cumulative for the measurement periods beginning on the effective date of our IPO on February 9, 2023 and ending on March 31, 2023, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The Peer Group for purposes of this table is the same as our Peer Group as determined under Item 201(e) of Regulation S-K and described in the section titled “Stock Performance Graph.”

(4)	Reflects “Net Income” in the Company’s Consolidated Statements of Income included in the Company’s Annual Reports on Form 10-K for the fiscal year ended March 31, 2023.
(5)	The following table sets forth an unranked list of the financial performance measures that we view as the “most important” measures for linking our NEOs’ compensation to performance.
Performance Measure
Revenue*
Adjusted operating profit**
Adjusted free cash flow**
*	Revenue for fiscal year 2023 was limited to Company-specific revenue and does not include revenue from Flex.
**
Adjusted operating profit and adjusted free cash flow are Non-GAAP metrics. See the section titled “Non-GAAP measures” within Item 7—Management’s Discussion and Analysis of Financial Condition and Results of Operations included in our Annual Report on Form 10-K for the fiscal year ended March 31, 2023 for definitions of Non-GAAP operating income (with respect to the adjusted operating profit performance metrics) and adjusted free cash flow (with respect to the adjusted free cash flow performance metric) and a reconciliation of these Non-GAAP measures to the most comparable GAAP financial measures.

(6)	Represents the Revenue of the Company, as measured by the Company in accordance with Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]
(1)
Compensation for our PEOs reflects the amounts reported in the “Summary Compensation Table” for the respective years. Our PEO in fiscal year 2023 was Daniel Shugar. Average compensation for non-PEOs in fiscal year 2023 includes the following NEOs: David Bennett, Howard Wenger, Bruce Ledesma and Nicholas (Marco) Miller.

Peer Group Issuers, Footnote [Text Block]
(3)
TSR is cumulative for the measurement periods beginning on the effective date of our IPO on February 9, 2023 and ending on March 31, 2023, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The Peer Group for purposes of this table is the same as our Peer Group as determined under Item 201(e) of Regulation S-K and described in the section titled “Stock Performance Graph.”

PEO Total Compensation Amount	$ 9,178,856
PEO Actually Paid Compensation Amount	$ 12,042,936
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Compensation actually paid for the PEO and average compensation actually paid for our non-PEO NEOs in fiscal year 2023 reflects the respective amounts set forth in columns (b) and (d), adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. The amounts reflected in the table below for the year-over-year change in fair value of equity awards relate solely to Flex equity awards granted to our NEOs in years prior to our IPO in fiscal year 2023. For information regarding the decisions made by our C&P Committee in regards to the PEO’s and our other NEOs’ compensation for fiscal year 2023 following our IPO, see the “Compensation Discussion & Analysis” beginning on page 31.

	PEO FY23	Non-PEOs FY23
Summary Compensation Table Total	9,178,856	4,592,852
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	(8,285,829)	(3,857,924)
Plus Fair Value for Awards Granted in the Covered Year	10,394,829	4,837,374
Change in Fair Value of Outstanding Unvested Flex Awards from Prior Years	$844,098	$311,080
Change in Fair Value of Flex Awards from Prior Years that Vested in the Covered Year	$(89,018)	$(252,987)
Less Fair Value of Awards Forfeited during the Covered Year	0	0
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	0	0
Compensation Actually Paid	12,042,936	5,630,395
Fair values set forth in the table above are computed in accordance with FASB ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date or fair values of awards that were forfeited in the covered year, which are valued as of the last day of the year immediately preceding the covered year.

Non-PEO NEO Average Total Compensation Amount	$ 4,592,852
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,630,395
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
Compensation actually paid for the PEO and average compensation actually paid for our non-PEO NEOs in fiscal year 2023 reflects the respective amounts set forth in columns (b) and (d), adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. The amounts reflected in the table below for the year-over-year change in fair value of equity awards relate solely to Flex equity awards granted to our NEOs in years prior to our IPO in fiscal year 2023. For information regarding the decisions made by our C&P Committee in regards to the PEO’s and our other NEOs’ compensation for fiscal year 2023 following our IPO, see the “Compensation Discussion & Analysis” beginning on page 31.

	PEO FY23	Non-PEOs FY23
Summary Compensation Table Total	9,178,856	4,592,852
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	(8,285,829)	(3,857,924)
Plus Fair Value for Awards Granted in the Covered Year	10,394,829	4,837,374
Change in Fair Value of Outstanding Unvested Flex Awards from Prior Years	$844,098	$311,080
Change in Fair Value of Flex Awards from Prior Years that Vested in the Covered Year	$(89,018)	$(252,987)
Less Fair Value of Awards Forfeited during the Covered Year	0	0
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	0	0
Compensation Actually Paid	12,042,936	5,630,395
Fair values set forth in the table above are computed in accordance with FASB ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date or fair values of awards that were forfeited in the covered year, which are valued as of the last day of the year immediately preceding the covered year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between Financial Measures and Compensation Actually Paid
The SEC’s rules require that the pay versus performance disclosure include an unranked list of three to seven performance measures that the Company considers to be its most important measures used to align compensation actually paid to the NEOs to a company’s performance. The table above represents the unranked list of the “most important” financial measures the Company used to align compensation actually paid to our NEOs for FY23 to the Company’s performance. Given our IPO on February 9, 2023, our fiscal year 2023 compensation program does not reflect our normalized, go-forward compensation program design. Beginning in fiscal year 2024, we will implement our go-forward approach to executive compensation, which incorporates additional financial performance measures. Specifically, in addition to continuing to using Revenue to determine payments under our short-term incentive bonus plan and long-term equity incentive program, (i) our short-term incentive bonus plan will continue to use adjusted free cash flow and add adjusted EBITDA as performance metrics to determine payouts of bonuses under the short-term incentive bonus plan and (ii) PSU awards granted to our NEOs for fiscal year 2024 will also be subject to adjusted EBITDA performance metrics, and will further be subject to a relative TSR modifier. We believe these enhancements, as part of our go-forward compensation program commencing with fiscal year 2024, will further strengthen the link between the compensation actually paid to our NEOs and our performance.
Compensation Actually Paid versus TSR and versus Net Income
For the reasons described above, including because we have only been a public company since February 9, 2023, our executive compensation program does not yet link compensation actually paid with our TSR or Net Income.
Relationship Between the Company’s TSR and Peer Group TSR
Our cumulative TSR for the period commencing on February 9, 2023 and ending on March 31, 2023 as reported in the table above was 19.04%. During this same period, the cumulative TSR of the companies in our Peer Group was 1.72%.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between Financial Measures and Compensation Actually Paid
The SEC’s rules require that the pay versus performance disclosure include an unranked list of three to seven performance measures that the Company considers to be its most important measures used to align compensation actually paid to the NEOs to a company’s performance. The table above represents the unranked list of the “most important” financial measures the Company used to align compensation actually paid to our NEOs for FY23 to the Company’s performance. Given our IPO on February 9, 2023, our fiscal year 2023 compensation program does not reflect our normalized, go-forward compensation program design. Beginning in fiscal year 2024, we will implement our go-forward approach to executive compensation, which incorporates additional financial performance measures. Specifically, in addition to continuing to using Revenue to determine payments under our short-term incentive bonus plan and long-term equity incentive program, (i) our short-term incentive bonus plan will continue to use adjusted free cash flow and add adjusted EBITDA as performance metrics to determine payouts of bonuses under the short-term incentive bonus plan and (ii) PSU awards granted to our NEOs for fiscal year 2024 will also be subject to adjusted EBITDA performance metrics, and will further be subject to a relative TSR modifier. We believe these enhancements, as part of our go-forward compensation program commencing with fiscal year 2024, will further strengthen the link between the compensation actually paid to our NEOs and our performance.
Compensation Actually Paid versus TSR and versus Net Income
For the reasons described above, including because we have only been a public company since February 9, 2023, our executive compensation program does not yet link compensation actually paid with our TSR or Net Income.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between Financial Measures and Compensation Actually Paid
The SEC’s rules require that the pay versus performance disclosure include an unranked list of three to seven performance measures that the Company considers to be its most important measures used to align compensation actually paid to the NEOs to a company’s performance. The table above represents the unranked list of the “most important” financial measures the Company used to align compensation actually paid to our NEOs for FY23 to the Company’s performance. Given our IPO on February 9, 2023, our fiscal year 2023 compensation program does not reflect our normalized, go-forward compensation program design. Beginning in fiscal year 2024, we will implement our go-forward approach to executive compensation, which incorporates additional financial performance measures. Specifically, in addition to continuing to using Revenue to determine payments under our short-term incentive bonus plan and long-term equity incentive program, (i) our short-term incentive bonus plan will continue to use adjusted free cash flow and add adjusted EBITDA as performance metrics to determine payouts of bonuses under the short-term incentive bonus plan and (ii) PSU awards granted to our NEOs for fiscal year 2024 will also be subject to adjusted EBITDA performance metrics, and will further be subject to a relative TSR modifier. We believe these enhancements, as part of our go-forward compensation program commencing with fiscal year 2024, will further strengthen the link between the compensation actually paid to our NEOs and our performance.
Compensation Actually Paid versus Revenue
In fiscal year 2023, our Revenue was $1,902,137,000 and the compensation actually paid to our PEO, and the average of our other NEOs, was $12,042,936 and $5,630,395, respectively.
For additional details regarding how Revenue was utilized under our fiscal year 2023 compensation program to link pay with performance, please refer to the Short-Term Incentive Bonuses description starting on page 33.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship Between Financial Measures and Compensation Actually Paid
The SEC’s rules require that the pay versus performance disclosure include an unranked list of three to seven performance measures that the Company considers to be its most important measures used to align compensation actually paid to the NEOs to a company’s performance. The table above represents the unranked list of the “most important” financial measures the Company used to align compensation actually paid to our NEOs for FY23 to the Company’s performance. Given our IPO on February 9, 2023, our fiscal year 2023 compensation program does not reflect our normalized, go-forward compensation program design. Beginning in fiscal year 2024, we will implement our go-forward approach to executive compensation, which incorporates additional financial performance measures. Specifically, in addition to continuing to using Revenue to determine payments under our short-term incentive bonus plan and long-term equity incentive program, (i) our short-term incentive bonus plan will continue to use adjusted free cash flow and add adjusted EBITDA as performance metrics to determine payouts of bonuses under the short-term incentive bonus plan and (ii) PSU awards granted to our NEOs for fiscal year 2024 will also be subject to adjusted EBITDA performance metrics, and will further be subject to a relative TSR modifier. We believe these enhancements, as part of our go-forward compensation program commencing with fiscal year 2024, will further strengthen the link between the compensation actually paid to our NEOs and our performance.
Relationship Between the Company’s TSR and Peer Group TSR
Our cumulative TSR for the period commencing on February 9, 2023 and ending on March 31, 2023 as reported in the table above was 19.04%. During this same period, the cumulative TSR of the companies in our Peer Group was 1.72%.

Tabular List [Table Text Block]
(5)	The following table sets forth an unranked list of the financial performance measures that we view as the “most important” measures for linking our NEOs’ compensation to performance.
Performance Measure
Revenue*
Adjusted operating profit**
Adjusted free cash flow**
*	Revenue for fiscal year 2023 was limited to Company-specific revenue and does not include revenue from Flex.
**
Adjusted operating profit and adjusted free cash flow are Non-GAAP metrics. See the section titled “Non-GAAP measures” within Item 7—Management’s Discussion and Analysis of Financial Condition and Results of Operations included in our Annual Report on Form 10-K for the fiscal year ended March 31, 2023 for definitions of Non-GAAP operating income (with respect to the adjusted operating profit performance metrics) and adjusted free cash flow (with respect to the adjusted free cash flow performance metric) and a reconciliation of these Non-GAAP measures to the most comparable GAAP financial measures.

Total Shareholder Return Amount	$ 119.04
Peer Group Total Shareholder Return Amount	101.72
Net Income (Loss)	$ 121,333,000
Company Selected Measure Amount	1,902,137,000
PEO Name	Daniel Shugar
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted operating profit
Non-GAAP Measure Description [Text Block]
**
Adjusted operating profit and adjusted free cash flow are Non-GAAP metrics. See the section titled “Non-GAAP measures” within Item 7—Management’s Discussion and Analysis of Financial Condition and Results of Operations included in our Annual Report on Form 10-K for the fiscal year ended March 31, 2023 for definitions of Non-GAAP operating income (with respect to the adjusted operating profit performance metrics) and adjusted free cash flow (with respect to the adjusted free cash flow performance metric) and a reconciliation of these Non-GAAP measures to the most comparable GAAP financial measures.

Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted free cash flow
Non-GAAP Measure Description [Text Block]
**
Adjusted operating profit and adjusted free cash flow are Non-GAAP metrics. See the section titled “Non-GAAP measures” within Item 7—Management’s Discussion and Analysis of Financial Condition and Results of Operations included in our Annual Report on Form 10-K for the fiscal year ended March 31, 2023 for definitions of Non-GAAP operating income (with respect to the adjusted operating profit performance metrics) and adjusted free cash flow (with respect to the adjusted free cash flow performance metric) and a reconciliation of these Non-GAAP measures to the most comparable GAAP financial measures.

PEO [Member] | Stock Award Value Reported in Summary Compensation Table for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (8,285,829)
PEO [Member] | Fair Value for Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,394,829
PEO [Member] | Change in Fair Value of Outstanding Unvested Flex Awards from Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	844,098
PEO [Member] | Change in Fair Value of Flex Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(89,018)
PEO [Member] | Fair Value of Awards Forfeited During the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Fair Value of Incremental Dividends or Earnings Paid on Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non-PEO NEO [Member] | Stock Award Value Reported in Summary Compensation Table for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,857,924)
Non-PEO NEO [Member] | Fair Value for Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,837,374
Non-PEO NEO [Member] | Change in Fair Value of Outstanding Unvested Flex Awards from Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	311,080
Non-PEO NEO [Member] | Change in Fair Value of Flex Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(252,987)
Non-PEO NEO [Member] | Fair Value of Awards Forfeited During the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non-PEO NEO [Member] | Fair Value of Incremental Dividends or Earnings Paid on Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0